Average Annual Total Returns - FidelityBalancedFund-KPRO - FidelityBalancedFund-KPRO - Fidelity Balanced Fund	Oct. 30, 2023
Fidelity Balanced Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(18.12%)
Past 5 years	7.27%
Past 10 years	9.04%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0408
Average Annual Return:
Past 1 year	(15.79%)
Past 5 years	5.96%
Past 10 years	8.08%